Label	Element	Value
First Eagle High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Eagle High Yield Municipal Fund (formerly named First Eagle High Income Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	First Eagle High Yield Municipal Fund (“High Yield Municipal Fund” or the “Fund”) seeks to provide high current income exempt from regular federal income taxes.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary objective when consistent with the Fund’s primary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the High Yield Municipal Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following information describes the fees and expenses you may pay if you buy, hold and sell shares of the High Yield Municipal Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $100,000 in the High Yield Municipal Fund. Information about these and other discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class A Shares sections on pages 62 and 67, respectively, and in the appendix to this Prospectus titled Intermediary-Specific Front-End Sales Load and Waiver Terms.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover Rate
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The High Yield Municipal Fund pays transaction costs, such as commissions, when the Fund buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 24.60% of the average value of its portfolio. The Fund may experience increased portfolio turnover as the Adviser repositions the Fund’s portfolio to align with the principal investment strategies changes effective December 27, 2023.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.60%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $100,000 in the High Yield Municipal Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the High Yield Municipal Fund with the cost of investing in other mutual funds. This hypothetical example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all shares at the end of those periods. The example also assumes the average annual return is 5% and operating expenses remain the same (except that the fee waiver is taken into account only for the one-year expense example). Please keep in mind your actual costs may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the First Eagle High Yield Municipal Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds that pay interest that is exempt from regular federal personal income tax. Such municipal bonds may include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S.

territories that pay interest that is exempt from regular federal personal income tax and may include all types of municipal bonds. The Fund may invest without limit in securities that generate income taxable to those shareholders subject to the federal alternative minimum tax. The Fund “counts” relevant derivative positions towards its “80% of assets” allocation and, in doing so, values each position at the price at which it is held on the Fund’s books (generally market price, but anticipates valuing each such position for purposes of assessing compliance with this test at notional value in connection with new rules requiring that treatment, which come into effect in 2025). While the Fund may invest in securities with any time to maturity, the Fund is a long-term bond fund and, as such, will generally maintain, under normal market conditions, an investment portfolio with an overall weighted average maturity of greater than 10 years. A debt instrument’s “duration” is a way of measuring a debt instrument’s sensitivity to a potential change in interest rates.

The Fund invests significantly in lower-quality municipal bonds and may employ effective leverage through investments in inverse floaters, tender option bonds, total return swaps, interest rate swaps, credit default swaps, credit default swap indices, a line of credit, repurchase agreements and reverse repurchase agreements. While the Fund may invest in securities with any investment rating, under normal market conditions, the Fund invests at least 65% of its net assets in low- to medium-quality bonds rated BBB/Baa or lower at the time of purchase by at least one independent rating agency or, if unrated, judged by the Adviser to be of comparable quality. In doing so, the Fund may invest in below investment grade municipal bonds (those rated BB+/Ba1 or lower), commonly referred to as “high yield” or “junk” bonds. The Fund may invest up to 10% of its net assets in defaulted municipal bonds. The Fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (“Inverse Floaters”). The Fund’s investments in Inverse Floaters are designed to increase the Fund’s income and returns through this leveraged exposure. The Fund may invest in Inverse Floaters that create effective leverage of up to 30% of the Fund’s total investment exposure.

In deciding whether to sell a security, the Adviser considers various factors related to the market and the portfolio, which may include whether: a security has become overvalued; the Adviser detects credit deterioration or modifies its portfolio strategy, such as sector and/or state allocations; or a security exceeds the portfolio’s diversification targets.

While the municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies, as of the date of this prospectus, the Fund does not expect that it will have significant exposure to any particular geographic area. The Fund expects that it will have significant exposure to tax obligation (which may include general obligation bonds, special tax bonds and tax allocation revenue securities), education, transportation and industrial revenue securities.

The Fund may invest in zero coupon bonds. The Fund may also invest (typically for hedging purposes or to manage the effective maturity or duration of the Fund’s portfolio or for speculative purposes in an effort to increase the Fund’s yield or to enhance returns) in derivative instruments such as options, futures contracts and options on futures contracts, and interest rate swaps.

For more information about the High Yield Municipal Fund’s principal investment strategies, please see the More Information about the Funds’ Investments section.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective December 27, 2023, the Fund changed its name and principal investment strategy. Performance for the periods prior to December 27, 2023 shown below is based on the investment strategy utilized by the Fund at those times.

The following information provides an indication of the risks of investing in the High Yield Municipal Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for the periods shown compare with those of one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy. The index is described in the Fund Index section. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

Updated performance information is available at www.firsteagle.com/municipal-high-yield-fund or by calling 800.334.2143.

The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included the returns would be lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the High Yield Municipal Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for the periods shown compare with those of one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.334.2143
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firsteagle.com/municipal-high-yield-fund
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance is not an indication of future performance (before or after taxes).
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns—Class I†
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included the returns would be lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*	For the period presented in the bar chart above.
†	Year-to-date performance as of September 30, 2023: 4.89%.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter*		Worst Quarter*
Second Quarter 2020	9.88%	First Quarter 2020	-12.11%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of September 30, 2023:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.11%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The following table discloses after-tax returns only for Class I shares. After-tax returns for Class A, Class C, Class R3, Class R4, Class R5 and Class R6 shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table discloses after-tax returns only for Class I shares. After-tax returns for Class A, Class C, Class R3, Class R4, Class R5 and Class R6 shares will vary. While only partial information is shown for Class R3, Class R4, Class R5 and Class R6 shares (because they are more recently organized), annual returns for Class R3, Class R4, Class R5 and Class R6 shares would have been substantially similar to those shown here. Class R3, Class R4, Class R5 and Class R6 shares are invested in the same portfolio of securities and the annual returns differ only to the extent that Class R3, Class R4, Class R5 and Class R6 shares do not have the same expenses as the classes for which more extended performance is shown. Comparative expense information is in the Fees and Expenses table.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2022
First Eagle High Income Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with any mutual fund investment, you may lose money by investing in the High Yield Municipal Fund.
First Eagle High Income Fund | Credit and Interest Rate Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit and Interest Rate Risk — The value of the Fund’s portfolio may fluctuate in response to the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. In addition, fluctuations in interest rates can affect the value of debt instruments held by the Fund. A debt instrument’s “duration” is a way of measuring a debt instrument’s sensitivity to a potential change in interest rates. An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. Generally, debt instruments with long maturities and low coupons have the longest durations. Longer-duration instruments tend to be more sensitive to interest rate changes than those with shorter durations. Recent market conditions and events, including increases in interest rates, may exacerbate the risk that borrowers will not be able to make payments of interest and principal when due. During periods of decreasing or prolonged low interest rates, financial markets in which the Fund invests could be negatively affected by, for example, increased volatility, reduced value and liquidity of the Fund’s investments, and perceptions of broader economic decline. In addition, there is risk of significant future rate moves and related economic and market impacts. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of an issuer’s securities.
First Eagle High Income Fund | Municipal Bond Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Municipal Bond Risk — The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) under normal market conditions in municipal bonds. Like other bonds, municipal bonds are subject to credit risk, interest rate risk, liquidity risk, and call risk. However, the obligations of some municipal issuers may not be enforceable through the exercise of traditional creditors’ rights. The reorganization under federal bankruptcy laws of a municipal bond issuer may result in the bonds being cancelled without payment or repaid only in part, or in delays in collecting principal and interest.
First Eagle High Income Fund | High Yield Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	High Yield Risk — Debt instruments that are below investment grade, commonly known as “high yield” or “junk” bonds, may be subject to greater levels of interest rate, credit (including issuer default) and liquidity risk than investment grade securities and may experience extreme price fluctuations. The securities of such issuers may be considered speculative and the ability of such issuers to pay their debts on schedule may be uncertain.
First Eagle High Income Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk — The value and liquidity of the Fund’s portfolio holdings may fluctuate in response to events specific to the issuers or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad. Markets may be volatile, and prices of individual securities and other investments, including those of a particular type, may decline significantly and rapidly in response to adverse issuer, political, regulatory, market, economic or other developments, public perceptions concerning these developments, and adverse investor sentiment or publicity. Recent market conditions and events, including a global public health crisis, wars and armed conflicts and actions taken by governments in response, may exacerbate volatility. Rapid changes in prices or liquidity, which often are not anticipated and can relate to events not connected to particular investments, may limit the ability of the Fund to dispose of its assets at the price or time of its choosing and can result in losses. Changes in prices may be temporary or may last for extended periods.
First Eagle High Income Fund | Illiquid Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Illiquid Investment Risk — Holding illiquid securities restricts or otherwise limits the ability for the Fund to freely dispose of its investments for specific periods of time. The Fund might not be able to sell illiquid securities at its desired price or time. Changes in the markets or in regulations governing the trading of illiquid instruments can cause rapid changes in the price or ability to sell an illiquid security. The market for lower-quality debt instruments, including junk bonds, is generally less liquid than the market for higher-quality debt instruments. In addition, brokers and dealers have decreased their inventories of municipal bonds in recent years. This could limit the Adviser’s ability to buy or sell municipal bonds and increase price volatility and trading costs, particularly during periods of economic or market stress. In addition, recent federal banking regulations may cause certain dealers to reduce their inventories of municipal bonds, which may further decrease the Adviser’s ability to buy or sell bonds. As a result, the Adviser may be forced to accept a lower price to sell a security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance.
First Eagle High Income Fund | Call Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Call Risk — The Fund may be subject to the risk that an issuer will exercise its right to pay principal on a debt obligation (such as a convertible security) that is held by the Fund earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities.
First Eagle High Income Fund | Changes in Debt Ratings Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Changes in Debt Ratings Risk — If a rating agency gives a debt instrument a lower rating, the value of the instrument may decline because investors may demand a higher rate of return.
First Eagle High Income Fund | Defaulted Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Defaulted Securities Risk — The Fund may invest in securities of issuers that are experiencing significant financial or business difficulties, including issuers involved in bankruptcy or other reorganization and liquidation proceedings. Such investments involve a substantial degree of risk. In any reorganization or liquidation proceeding relating to an issuer in which the Fund invests, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund’s original investment, and/or may be required to accept payment over an extended period of time.
First Eagle High Income Fund | Derivatives Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk — Futures contracts or other “derivatives,” including hedging strategies, present risks related to their significant price volatility and risk of default by the counterparty to the contract. The Fund may at times also purchase derivatives linked to relevant market indices as either a hedge or for investment purposes. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile and futures contracts may lack liquidity. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities or financial index.
First Eagle High Income Fund | Options Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Options Risk — The Fund may engage in various options transactions in which the Fund typically seeks to limit investment risk by purchasing the right to buy or sell, or by selling the obligation to buy or sell, a security at a set price in the future. The Fund pays a premium when buying options and receives a premium when selling options. When trading options, the Fund may incur losses or forego otherwise realizable gains if market prices do not move as expected.
First Eagle High Income Fund | Swaps Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Swaps Risk — Swap agreements (including interest rate, total return, credit default and index) are derivatives contracts where the parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. In addition to the risks generally applicable to derivatives, risks associated with swap agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements. In addition, interest rate swaps may fail to perform as intended and may not offset adverse changes in interest rates fully or at all. Interest rate swaps may also reduce the Fund’s gains due to favorable changes in interest rates and result in losses to the Fund. Counterparties to interest rate swaps are subject to manipulation in the marketplace of the floating rate benchmarks, which may affect the utility of interest rate swaps as a hedge.
First Eagle High Income Fund | Reference Rate Transition Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Reference Rate Transition Risk — The Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate (“LIBOR”). The effect of the transition away from LIBOR and the effectiveness of replacement rates remain uncertain. The Fund may be exposed to financial instruments linked to other reference rates that may also cease to be published in the future.
First Eagle High Income Fund | Alternative Minimum Tax Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Alternative Minimum Tax Risk — All or a portion of the Fund’s otherwise tax-exempt income may be taxable to those shareholders subject to the federal alternative minimum tax.
First Eagle High Income Fund | Cybersecurity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk — The occurrence of a disaster such as a cyber-attack, a natural catastrophe, an industrial accident, a terrorist attack or war, events unanticipated in the disaster recovery systems of the Fund and Adviser, or a support failure from external providers, could have an adverse effect on the Fund’s ability to conduct business and on its results of operations and financial condition, particularly if those events affect the Fund and/or the Adviser’s computer-based data processing, transmission, storage, and retrieval systems or destroy data.
First Eagle High Income Fund | Income Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Income Risk — The Fund may experience a decline in its income due to falling interest rates, earnings declines, income decline within a security or default of an issuer of a security. During periods of increasing or prolonged high interest rates, among other things, borrowing costs may increase, fewer issuances of securities and decreased liquidity may occur and/or an issuer of a security may be unable to refinance existing debt obligations and/or make income payments. The amount and rate of distributions that the Fund’s shareholders receive are affected by the income that the Fund receives from its portfolio holdings. If the income is reduced, distributions by the Fund to shareholders may be less.
First Eagle High Income Fund | Inverse Floaters Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Inverse Floaters Risk — Inverse Floaters are issued in connection with municipal tender option bond (“TOB”) financing transactions to generate leverage for the Fund. The price of Inverse Floaters is expected to decline when interest rates rise, and generally will decline more than the price of a bond with a similar maturity, because of the effect of leverage. The price of Inverse Floaters is typically more volatile than the price of bonds with similar maturities, especially if the relevant TOB Trust provides the holder of the Inverse Floaters relatively greater leveraged exposure to the underlying security (e.g., if the par amount of the Floaters, as a percentage of the par amount of the underlying security, is relatively greater). Further, as short-term interest rates rise, the interest payable on the Floaters issued by a TOB Trust also rises, leaving less residual interest cash flow from the underlying security available for payment on the Inverse Floaters. Additionally, Inverse Floaters may lose some or all of their principal and, in some cases, the Fund could lose money in excess of its investment in Inverse Floaters. Consequently, in a rising interest rate environment, the Fund’s investments in Inverse Floaters could negatively impact the Fund’s performance and yield, especially when those Inverse Floaters provide the Fund with relatively greater leveraged exposure to the relevant underlying securities. The leverage effect of Inverse Floaters also may increase the Fund’s credit risk.
First Eagle High Income Fund | Municipal Issuer Focus Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Municipal Issuer Focus Risk — The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had invested across issuers that did not have similar characteristics.
First Eagle High Income Fund | General Obligation and Revenue Bonds [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	General Obligation and Revenue Bonds — General obligation bonds are general obligations of a governmental entity that are secured by the entity’s pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds, on the other hand, are not supported by an issuer’s power to levy taxes and are payable only from the revenues derived from specific projects, authorities or facilities or, in some cases, from the proceeds of a special excise tax or another specific revenue source.
First Eagle High Income Fund | Education Revenue Bonds [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Education Revenue Bonds — Education revenue bonds are payable from and secured by revenues derived from the operation of schools, colleges and universities and their revenues are derived mainly from ad valorem taxes, or for higher education systems, from tuition, dormitory revenues, grants and endowments. Payment on education revenue bonds may be adversely affected by litigation contesting the state constitutionality of financing public education in part from ad valorem taxes. Risks related to college and university obligations include the prospect of a declining percentage of the population consisting of “college” age individuals, possible inability to raise tuitions and fees sufficiently to cover increased operating costs, the uncertainty of continued receipt of Federal grants and state funding and new government legislation or regulations which may adversely affect the revenues or costs of such issuers.
First Eagle High Income Fund | Industrial Revenue Bonds [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Industrial Revenue Bonds — Industrial revenue bonds are issued by governmental entities to provide financing aid to community facilities such as hospitals, hotels, business or residential complexes, convention halls and sport complexes. The proceeds from the issuance of an industrial revenue bond are directed to a private, for-profit business and the industrial revenue bond is backed by the credit and security of the private, for-profit business. Payment on industrial revenue bonds may be adversely affected by the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives. Industrial issuers may also be affected by factors more specific to their individual industries.
First Eagle High Income Fund | Special Tax Bonds [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Special Tax Bonds — Special tax bonds are payable from and secured by revenues received by a municipality from a particular tax. Examples of special taxes are a tax on the rental of a hotel room, on the purchase of food and beverages, on the purchase of fuel, on the rental of automobiles or on the consumption of liquor. Special tax bonds are not secured by the general tax revenues of the municipality, and they do not represent general obligations of the municipality. Payment on special tax bonds may be adversely affected by a reduction in revenues realized from the underlying special tax. In addition, if spending on the particular goods or services that are subject to the special tax decrease, the municipality may be under no obligation to increase the rate of the special tax to ensure that sufficient revenues are raised from the shrinking taxable base.
First Eagle High Income Fund | Tax Allocation Revenue Securities [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Tax Allocation Revenue Securities — Tax allocation bonds are typically secured by incremental tax revenues collected on property within the areas where redevelopment projects financed by bond proceeds are located. Tax allocation bond payments are expected to be made from projected increases in tax revenues derived from higher assessed values of property resulting from development in the particular project area and not from an increase in tax rates. Payment on tax allocation bonds may be adversely affected by variations in taxable values of property in a project area, successful appeals by property owners of assessed valuations, substantial delinquencies in the payment of property taxes, or imposition of any constitutional or legislative property tax rate decrease.
First Eagle High Income Fund | Transportation Facility Revenue Bonds [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Transportation Facility Revenue Bonds — Transportation facility revenue bonds are obligations which are payable from and secured by revenues derived from the ownership and operation of facilities such as airports, bridges, turnpikes, port authorities, convention centers and arenas. Payment on bonds related to airports and other facilities is dependent on fees received from signatory airlines use agreements (which consist of annual payments for leases, occupancy of certain terminal space and service fees), user fees from ports, tolls on turnpikes and bridges and rents from buildings. The revenue earned from these fees may be reduced by increased cost of maintenance, decreased use of a facility, lower cost of alternative modes of transportation, scarcity of fuel and reduction or loss of rents.
First Eagle High Income Fund | Municipal Lease Obligation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Municipal Lease Obligation Risk — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.
First Eagle High Income Fund | Strategy Transition Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Strategy Transition Risk — It is anticipated that the Fund’s portfolio will be repositioned on or before February 1, 2024. During the transition of the Fund to its current investment objective and principal investment strategies, it is expected that the Fund will not be as invested in municipal bonds that pay interest that is exempt from regular federal personal income tax as will be the case once the transition is complete. As a result, a higher percentage of the Fund’s dividends are expected to be ordinary dividends rather than “exempt-interest dividends” during the transitional phase. The Fund may be subject to a “ramp-up” period, during which it may not be fully invested or able to meet its investment objective or principal investment strategies. The Fund is expected to engage in frequent trading of its portfolio securities as part of the transition to its current investment objective and principal investment strategy (as portfolio securities associated with the prior objective and strategy are sold). Higher portfolio turnover may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. Distributions associated with such portfolio turnover are expected to be subject to federal (and potentially state and local) income tax to shareholders in non-tax qualified accounts. These effects of higher than normal portfolio turnover may adversely affect Fund performance. The Fund may liquidate investments at a less favorable price and on less favorable terms than if it would if the Fund were able to retain such investments for a longer period of time. The risk of loss increases in times of overall market turmoil or declining prices.
First Eagle High Income Fund | Tax-Exempt Status Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Tax-Exempt Status Risk — The Fund’s investments in municipal securities rely on the opinion of the issuer’s bond counsel and, in the case of derivative securities, sponsors’ counsel, that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued, and neither the Fund nor the Adviser will independently review the bases for those tax opinions. However, tax opinions are not binding on the Internal Revenue Service (the “IRS”), and if any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liability for the current or past years and shareholders may have to file amended tax returns and pay additional taxes, interest and penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.
First Eagle High Income Fund | Tax Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Tax Risk — The Fund may be adversely impacted by changes in tax rates and policies. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives may be affected by changes in federal and state income tax rates or changes in the tax-exempt status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of the municipal securities. This could in turn affect the Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels.
First Eagle High Income Fund | Unrated Bond Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Unrated Bond Risk — The Adviser may internally assign ratings to securities that are not rated by any nationally recognized statistical rating organization, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Adviser’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Unrated securities are considered “investment-grade” or “below-investment-grade” if judged by the Adviser to be comparable to rated investment-grade or below-investment-grade securities. The Adviser’s rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that unrated securities may be difficult to sell promptly at an acceptable price.
First Eagle High Income Fund | U.S. Territory Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	U.S. Territory Risk — The Fund may invest in obligations of the governments of U.S. territories, commonwealths and possessions such as Puerto Rico, the U.S. Virgin Islands, Guam and the Northern Mariana Islands to the extent such obligations are exempt from regular federal income taxes. Accordingly, the Fund may be adversely affected by local political, economic, social and environmental conditions and developments, including natural disasters, within these U.S. territories, commonwealths and possessions affecting the issuers of such obligations.
First Eagle High Income Fund | Valuation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk — The investments in which the Fund invests typically are valued by a pricing service utilizing a range of market-based inputs and assumptions, including readily available market quotations obtained from broker-dealers making markets in such instruments, cash flows and transactions for comparable instruments. There is no assurance that the Fund will be able to sell a portfolio investment at the price established by the pricing service, which could result in a loss to the Fund. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, often at lower prices than institutional round lot trades. Different pricing services may incorporate different assumptions and inputs into their valuation methodologies, potentially resulting in different values for the same investments. As a result, if the Fund were to change pricing services, or if the Fund’s pricing service were to change its valuation methodology, there could be a material impact, either positive or negative, on the Fund’s NAV.
First Eagle High Income Fund | Zero Coupon Bond Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Zero Coupon Bond Risk — Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit quality. Original issue discount earned on zero coupon securities must be included in the Fund’s income. Thus, to continue to qualify for tax treatment as a RIC and to avoid a certain excise tax on undistributed income, the Fund may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. These distributions must be made from the Fund’s cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately could be reduced as a result.
First Eagle High Income Fund | Risk Not Insured [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
First Eagle High Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.45%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Remainder of Other Expenses	rr_OtherExpensesOverAssets	1.32%
Interest and Related Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.09%	[3],[4]
Total Annual Operating Expenses (%)	rr_ExpensesOverAssets	3.11%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.17%)	[2]
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement (%)	rr_NetExpensesOverAssets	1.94%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 638
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,262
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,910
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,639
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	638
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,262
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,910
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,639
1 Year	rr_AverageAnnualReturnYear01	(12.89%)
5 Years	rr_AverageAnnualReturnYear05	0.74%
10 Years	rr_AverageAnnualReturnYear10	2.23%
First Eagle High Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.45%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Remainder of Other Expenses	rr_OtherExpensesOverAssets	1.32%
Interest and Related Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.09%	[3],[4]
Total Annual Operating Expenses (%)	rr_ExpensesOverAssets	3.86%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.17%)	[2]
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement (%)	rr_NetExpensesOverAssets	2.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 372
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,071
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,888
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,014
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	272
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,071
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,888
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,014
1 Year	rr_AverageAnnualReturnYear01	(10.25%)
5 Years	rr_AverageAnnualReturnYear05	0.93%
10 Years	rr_AverageAnnualReturnYear10	1.94%
First Eagle High Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.45%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Remainder of Other Expenses	rr_OtherExpensesOverAssets	1.32%
Interest and Related Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.09%	[3],[4]
Total Annual Operating Expenses (%)	rr_ExpensesOverAssets	2.86%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.17%)	[2]
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement (%)	rr_NetExpensesOverAssets	1.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 172
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	775
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,405
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,101
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	172
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	775
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,405
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,101
Annual Return 2013	rr_AnnualReturn2013	6.92%
Annual Return 2014	rr_AnnualReturn2014	(0.24%)
Annual Return 2015	rr_AnnualReturn2015	(7.04%)
Annual Return 2016	rr_AnnualReturn2016	17.19%
Annual Return 2017	rr_AnnualReturn2017	4.86%
Annual Return 2018	rr_AnnualReturn2018	(0.42%)
Annual Return 2019	rr_AnnualReturn2019	8.93%
Annual Return 2020	rr_AnnualReturn2020	7.32%
Annual Return 2021	rr_AnnualReturn2021	3.48%
Annual Return 2022	rr_AnnualReturn2022	(9.46%)
1 Year	rr_AverageAnnualReturnYear01	(8.46%)
5 Years	rr_AverageAnnualReturnYear05	1.97%
10 Years	rr_AverageAnnualReturnYear10	3.00%
First Eagle High Income Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.51%)
5 Years	rr_AverageAnnualReturnYear05	(0.14%)
10 Years	rr_AverageAnnualReturnYear10	0.51%
First Eagle High Income Fund | Class I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.00%)
5 Years	rr_AverageAnnualReturnYear05	0.71%
10 Years	rr_AverageAnnualReturnYear10	1.26%
First Eagle High Income Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[5]
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[5]
Management Fees	rr_ManagementFeesOverAssets	0.45%	[2],[5]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%	[5]
Remainder of Other Expenses	rr_OtherExpensesOverAssets	1.32%	[5]
Interest and Related Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.09%	[3],[4],[5]
Total Annual Operating Expenses (%)	rr_ExpensesOverAssets	3.21%	[5]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.17%)	[2],[5]
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement (%)	rr_NetExpensesOverAssets	2.04%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 207	[6]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	880	[6]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,577	[6]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,432	[6]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	207	[6]
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	880	[6]
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,577	[6]
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,432	[6]
1 Year	rr_AverageAnnualReturnYear01	(8.95%)	[7]
5 Years	rr_AverageAnnualReturnYear05		[7]
10 Years	rr_AverageAnnualReturnYear10		[7]
Since Inception	rr_AverageAnnualReturnSinceInception	1.45%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2018	[7]
First Eagle High Income Fund | Class R3 | Bloomberg U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.19%)
5 Years	rr_AverageAnnualReturnYear05	2.31%
10 Years	rr_AverageAnnualReturnYear10	4.03%
Since Inception	rr_AverageAnnualReturnSinceInception	2.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2018
First Eagle High Income Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[5]
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[5]
Management Fees	rr_ManagementFeesOverAssets	0.45%	[2],[5]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%	[5]
Remainder of Other Expenses	rr_OtherExpensesOverAssets	1.32%	[5]
Interest and Related Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.09%	[3],[4],[5]
Total Annual Operating Expenses (%)	rr_ExpensesOverAssets	2.96%	[5]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.17%)	[2],[5]
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement (%)	rr_NetExpensesOverAssets	1.79%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 182	[6]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	805	[6]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,455	[6]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,197	[6]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	182	[6]
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	805	[6]
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,455	[6]
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,197	[6]
1 Year	rr_AverageAnnualReturnYear01	(10.03%)	[7]
5 Years	rr_AverageAnnualReturnYear05		[7]
10 Years	rr_AverageAnnualReturnYear10		[7]
Since Inception	rr_AverageAnnualReturnSinceInception	0.03%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2019	[7]
First Eagle High Income Fund | Class R4 | Bloomberg U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.19%)
5 Years	rr_AverageAnnualReturnYear05	2.31%
10 Years	rr_AverageAnnualReturnYear10	4.03%
Since Inception	rr_AverageAnnualReturnSinceInception	1.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2019
First Eagle High Income Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[5]
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[5]
Management Fees	rr_ManagementFeesOverAssets	0.45%	[2],[5]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[5]
Remainder of Other Expenses	rr_OtherExpensesOverAssets	1.32%	[5]
Interest and Related Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.09%	[3],[4],[5]
Total Annual Operating Expenses (%)	rr_ExpensesOverAssets	2.86%	[5]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.17%)	[2],[5]
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement (%)	rr_NetExpensesOverAssets	1.69%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 172	[6]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	775	[6]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,405	[6]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,101	[6]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	172	[6]
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	775	[6]
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,405	[6]
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,101	[6]
1 Year	rr_AverageAnnualReturnYear01	(8.74%)	[7]
5 Years	rr_AverageAnnualReturnYear05		[7]
10 Years	rr_AverageAnnualReturnYear10		[7]
Since Inception	rr_AverageAnnualReturnSinceInception	0.78%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2019	[7]
First Eagle High Income Fund | Class R5 | Bloomberg U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.19%)
5 Years	rr_AverageAnnualReturnYear05	2.31%
10 Years	rr_AverageAnnualReturnYear10	4.03%
Since Inception	rr_AverageAnnualReturnSinceInception	1.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2019
First Eagle High Income Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.45%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Remainder of Other Expenses	rr_OtherExpensesOverAssets	1.32%
Interest and Related Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.09%	[3],[4]
Total Annual Operating Expenses (%)	rr_ExpensesOverAssets	2.86%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.17%)	[2]
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement (%)	rr_NetExpensesOverAssets	1.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 172
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	775
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,405
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,101
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	172
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	775
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,405
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,101
1 Year	rr_AverageAnnualReturnYear01	(8.39%)
5 Years	rr_AverageAnnualReturnYear05	1.97%
Since Inception	rr_AverageAnnualReturnSinceInception	2.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2017
First Eagle High Income Fund | Class R6 | Bloomberg U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.19%)
5 Years	rr_AverageAnnualReturnYear05	2.31%
10 Years	rr_AverageAnnualReturnYear10	4.03%
Since Inception	rr_AverageAnnualReturnSinceInception	2.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2017

[1]	A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge.
[2]	First Eagle Investment Management, LLC (the “Adviser”) has contractually agreed to waive and/ or reimburse certain fees and expenses of Classes A, C, I, R3, R4, R5 and R6 so that the total annual operating expenses (excluding interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, dividend and other expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 0.85%, 1.60%, 0.60%, 0.95%, 0.70%, 0.60% and 0.60% of average net assets, respectively. Each of these undertakings lasts until February 28, 2025 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Classes A, C, I, R3, R4, R5 and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 0.85%, 1.60%, 0.60%, 0.95%, 0.70%, 0.60% and 0.60% of the class’ average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. The Adviser has contractually agreed to waive its management fee for the period from November 1, 2023 through April 30, 2024. This waiver has the effect of reducing the management fee shown in the table for the term of the waiver from 0.45% to 0.00%. Any waiver that is directly attributable to the management fee for the period from November 1, 2023 through April 30, 2024 will not be repaid to the Adviser.
[3]	Includes interest expense and fees paid on Fund borrowings and/or interest and related expenses from inverse floaters.
[4]	“Other Expenses” are restated to reflect estimated expenses for the current fiscal year due to changes to the Fund’s principal investment strategies; actual expenses may vary.
[5]	Class R3, Class R4 and Class R5 shares of the High Yield Municipal Fund will convert into Class R6 shares of the High Yield Municipal Fund on or about February 28, 2024.
[6]	Class R3, Class R4 and Class R5 shares of the High Yield Municipal Fund will convert into Class R6 shares of the High Yield Municipal Fund on or about February 28, 2024.
[7]	Class R3, Class R4 and Class R5 shares of the High Yield Municipal Fund will convert into Class R6 shares of the High Yield Municipal Fund on or about February 28, 2024.